Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Mar. 20, 2015
Document Effective Date	Mar. 20, 2015
Prospectus Date	Sep. 01, 2014